FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Impact on Profit and Equity 5% strengthening
5% strengthening	December 31, 2020	December 31, 2019

Canadian dollar current assets	$(7,659)	$(19, 687)
Canadian dollar accounts payable and accrued liabilities	226,669	52,228
Change in profit (loss)	$219,010	$32,541